Acquisitions Acquisition (Consideration Transferred) (Details) (USD $)	3 Months Ended			3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Chatom Processing, Gathering and Fraftionation Plant [Member] mi	Jul. 02, 2012 Chatom Processing, Gathering and Fraftionation Plant [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					87.40%
Cash					$ 51,377,000
Unbilled revenue					4,535,000
Property, plant and equipment, net	222,087,000		223,819,000		58,279,000
Asset Retirement Obligation					452,000
Accounts Payable, Current	(3,644,000)		(5,527,000)		(399,000)
Gas Purchase Payable, Current	(18,359,000)		(17,034,000)		(3,631,000)
Asset Retirement Obligation, Current					(452,000)
Stockholders' Equity Attributable to Noncontrolling Interest	(7,383,000)		(7,438,000)		(7,407,000)
Total identifiable net assets					51,377,000
Business Acquisition, Cost of Acquired Entity, Cash Paid					51,400,000
Chatom Assets Location				15
Capacity of Refrigeration Processing Plant				25
Fractionation unit				1,900
Long-ton per day sulfur recovery				160
Gas gathering system				29
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	12.60%
Revenue	59,402,000	44,857,000		13,600,000
Net income (loss)	$ (3,553,000)	$ 1,691,000		$ 1,100,000